Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Interest rate	3.80%	3.80%	3.80%
Term deposits	$ 367,000	¥ 2,652,307	¥ 2,567,100
Short-term debt weighted average interest rate	3.10%
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.50%	2.50%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%